Pensions and other post-retirement benefit obligations	6 Months Ended
Sep. 30, 2022
Employee Benefits [Abstract]
Pensions and other post-retirement benefit obligations
12. Pensions and other post-retirement benefit obligations

	30 September 2022	31 March 2022
	£m	£m
Present value of funded obligations	(18,804)	(23,541)
Fair value of plan assets	21,822	27,013
	3,018	3,472
Present value of unfunded obligations	(304)	(326)
Other post-employment liabilities	(79)	(71)
Net defined benefit asset	2,635	3,075
Presented in consolidated statement of financial position:
Assets	3,443	3,885
Liabilities	(808)	(810)
	2,635	3,075

Key actuarial assumptions	30 September 2022	31 March 2022
Discount rate – UK past service	5.35%	2.78%
Discount rate – US	5.35%	3.65%
Rate of increase in RPI – UK past service	3.50%	3.60%

The net pensions and other post-retirement benefit obligations position, as recorded under IAS 19, at
30 September 2022 was an asset of £2,635 million (31 March 2022: £3,075 million asset). The movement of £440 million primarily reflects asset performance being less than the discount rate, partially offset by changes in actuarial assumptions resulting in a decrease in liabilities and employer contributions paid over the accounting period.

Net actuarial losses of £631 million have been reflected within the consolidated statement of comprehensive income. There was a loss of £6,137 million (UK £3,993 million; US £2,144 million) relating to asset performance which reflects returns on assets, both in the UK and US, being less than the discount rate at the beginning of the year. Changes in actuarial assumptions led to a gain on liabilities of £5,649 million (UK £3,716 million; US £1,933 million). This primarily reflected movements in discount rates which resulted from large increases in corporate bond yields. Experience and demographic losses amounted to £143 million. In addition, employer contributions of £146 million were paid over the accounting period.

The significant fall in pension scheme asset and liability values for our schemes was largely driven by a significant rise in UK and US Government bond yields. As well as impacting IAS 19 valuations, our UK pension schemes were required to source cash at short notice to cover collateral calls on their liability driven investment (LDI) portfolios. These short-term liquidity pressures did not materially impact the security of pension benefits, however the Company took strategic action to mitigate any risks associated with further increases in UK Government bond yields by providing additional liquidity support to two of its defined benefit pension schemes (see note 17).

The pension surpluses in both the UK and the US of £2,374 million and £1,069 million respectively (31 March 2022: £2,668 million and £1,217 million) continue to be recognised as assets under IFRIC 14 as explained on page 198 of the Annual Report and Accounts for the year ended 31 March 2022.